Discontinued Operations (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 28, 2023
Discontinued Operation [Line Items]
Debt transaction amount	$ 1,152,328.5	¥ 8,411,156.95
Realized a gain amount			$ 865,085
Loss from discontinued operations			(282,761)	(304,982)
Gain from discontinued operation			$ 582,324	$ (304,982)
Mr. Niu [Member]
Discontinued Operation [Line Items]
Equity interest	100.00%	100.00%			100.00%
Cordyceps Sunshine Biotech Co., Ltd. [Member]
Discontinued Operation [Line Items]
Equity interest			100.00%